Document and Entity Information	May 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2026
Entity Registrant Name	SEAPORT THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-43254
Entity Tax Identification Number	99-2235719
Entity Address Address Line 1	101 Seaport Blvd.
Entity Address Address Line 2	Floor 12
Entity Address City Or Town	Boston
Entity Address Postal Zip Code	Massachusetts
Entity Address State Or Province	MA
City Area Code	617
Local Phone Number	807-4062
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Voting Common Stock, $0.0001 par value per share
Trading Symbol	SPTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002042347